PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 - PROPERTY AND EQUIPMENT, NET:

Property, plant and equipment, net consisted of the following:

	December 31,
	2022	2021
	USD in thousands
Cost:
Machinery and laboratory equipment	619	578
Leasehold improvements, office furniture and equipment	351	316
Computers and computer software	182	140
	1,152	1,034
Less: accumulated deprecation	(504)	(253)
Total property and equipment, net	648	781

Depreciation expenses were $251 thousand and $114 thousand for the years ended December 31, 2022 and 2021, respectively.

SCOUTCAM INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS